    As filed with the Securities and Exchange Commission on February 24, 2003
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 48                                              [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 50                                                             [X]


                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:
Richard W. Grant, Esq.       John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

         [ ]  Immediately upon filing pursuant to paragraph (b)

         [X]  On February 25, 2003, pursuant to paragraph (b)

         [ ]  60 days after filing pursuant to paragraph (a)(1)

         [ ]  On (date) pursuant to paragraph (a)(1)

         [ ]  75 days after filing pursuant to paragraph (a)(2)

         [ ] On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:


         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Schwab
Value Advantage Investments(R)

      PROSPECTUS


      JUNE 14, 2002
      AS AMENDED FEBRUARY 25, 2003



      Schwab Value Advantage Money Fund(R) - Institutional Shares and Select Shares(R)


      As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                          [SCHWAB FUNDS(R) LOGO]

 Schwab
 Value Advantage Money Fund(R) - Institutional Shares and Select Shares(R)


 About the Fund

   4   Strategy

   5   Main risks

   6   Fund fees and expenses

   7   Fund management

 Investing in the Fund

   9   Buying shares

  10   Selling/exchanging shares

  11   Transaction policies

  12   Dividends and taxes

      The fund's goal is to seek the highest current income consistent with stability of capital and liquidity.


Schwab
Value Advantage Money Fund(R) - Institutional Shares and Select Shares(R)


TICKER SYMBOL

Institutional Shares   SWAXX


Select Shares          SWBXX


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.


The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


Value Advantage Money Fund(R) - Institutional Shares and Select Shares

      This fund may be appropriate for clients interested in high money market returns.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the fund's Investor Shares class performance has varied from year to year and how it averages out over time. The Investor Shares are not offered in this prospectus. Because the Institutional Shares and Select Shares(R) of the fund, which are offered in this prospectus, invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Investor Shares. Performance will be different only to the extent that the Institutional Shares and Select Shares have lower expenses. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


93      3.02
94      4.09
95      5.80
96      5.26
97      5.40
98      5.35
99      5.01
00      6.22
01      4.05
02      1.55


BEST QUARTER: 1.60% Q4 2000


WORST QUARTER: 0.33% Q4 2002



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02



                   1 Year   5 Years  10 Years
---------------------------------------------
Investor Shares      1.55      4.42      4.57


FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor in the Institutional Shares or Select Shares classes. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)


                                      INSTITUTIONAL     SELECT
SHAREHOLDER FEES                             SHARES     SHARES
--------------------------------------------------------------
                                               None       None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------

Management fees                                0.32       0.32

Distribution (12b-1) fees                      None       None

Other expenses                                 0.23       0.23
                                              ----------------
Total annual operating expenses                0.55       0.55

Expense reduction                             (0.31)     (0.20)
                                              ----------------
NET OPERATING EXPENSES*                        0.24       0.35
                                              ================



* Guaranteed by Schwab and the investment adviser through 4/30/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


                           1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------
INSTITUTIONAL SHARES          $25      $145     $276      $659

SELECT SHARES                 $36      $156     $287      $669


To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000.



Value Advantage Money Fund(R) - Institutional Shares and Select Shares

FUND MANAGEMENT


The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for over 6 million shareholder accounts. (All figures on this page are as of 12/31/02).


As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund. This fee is calculated as follows:
0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion and 0.27% over $40 billion.

The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $143 billion under management.

INVESTING IN THE FUND

      As a SchwabFunds(R) investor, you have a number of ways to do business with us.

      On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


Investing in the fund

BUYING SHARES

Shares of the fund may be purchased by the following:

- Clients of Investment Managers who must have a relationship with Schwab Institutional and must have assets in custody at Schwab.

- Other clients may purchase shares of the fund for a higher minimum investment.

The information on these pages outlines how you can place "good orders", which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. Some Investment Managers may charge transaction or other fees and some of these instructions and policies may be different. Contact your Investment Manager for more information.

STEP 1


CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The minimums shown below are for each share class.



MINIMUM INITIAL                      MINIMUM ADDITIONAL
INVESTMENT                           INVESTMENT            MINIMUM BALANCE
--------------------------------------------------------------------------
SELECT SHARES*
$1,000,000                                      $     1         $1,000,000

INSTITUTIONAL SHARES
CLIENTS OF INVESTMENT MANAGERS*
$5,000,000                                      $     1         $5,000,000
per client account

OTHER CLIENTS
$5,000,000                                      $10,000         $5,000,000


* Each minimum must be met at the individual client account level, not aggregated by the Investment Manager.

STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION           FEATURES
--------------------------------------------------------------------------------
Reinvestment     All dividends are invested automatically in shares of the fund.
Cash             You receive payment for all dividends.

STEP 3

PLACE YOUR ORDER. Use any method described on the next page. Make checks payable to Charles Schwab & Co., Inc.

WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name.

- Your account number (for SchwabLink transactions, Investment Managers must include the master account and subaccount numbers).

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares via mail or fax, be sure to include the signature of at least one of the persons who is authorized to trade (either an account holder or authorized Investment Manager).

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF THE FUND.

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R), that are not Sweep Investments(R), as well as variable NAV funds and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

CLIENTS OF INVESTMENT MANAGERS

PHONE

If you are investing through an Investment Manager, contact your manager directly. If you do not have an Investment Manager, call 1-800-979-9004 for assistance.

OTHER CLIENTS

SCHWAB BY PHONE(TM)

Automated Voice service or speak with a representative at 1-800-345-4000 (for TDD service, call 1-800-345-2550).

SCHWABLINK(R)

Investment professionals should follow the transaction instructions in the SchwabLink manual; for trading assistance, call 1-800-367-5198.

MAIL

Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

MAIL

Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

IN PERSON

Visit the nearest Charles Schwab branch office.


You are automatically entitled to initiate transactions by telephone. The fund and Schwab will employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.



Investing in the fund

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, after the close of the fund (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason.


- To automatically redeem your shares if your balance falls below the maintenance minimum and is not increased to the required minimum after 30 days' written notice. Owners of Select Shares(R) must keep a minimum balance of $1 million. Clients of Investment Managers must keep a minimum balance of $5 million. Other clients must keep a minimum balance of $5 million.


- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively impact the fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The fund does not expect to pay any capital gain distributions.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends. The fund's dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.


Investing in the fund

NOTES

NOTES

NOTES

Schwab
Value Advantage Money Fund(R) -- Institutional Shares and Select Shares(R)


PROSPECTUS


JUNE 14, 2002
AS AMENDED FEBRUARY 25, 2003


--------------------------------------------------------------------------------

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SEC FILE NUMBER
Schwab Value Advantage
Investments(R)                      811-5954

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 3812
Englewood, CO 80155-3812
1-800-435-4000

REG23606FLD-0                                             [SCHWAB FUNDS(R) LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION

                         VALUE ADVANTAGE INVESTMENTS(R)


SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INSTITUTIONAL SHARES AND SELECT SHARES(R)



                                  JUNE 14, 2002
                          AS AMENDED FEBRUARY 25, 2003



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated June 14, 2002 as amended February 25, 2003.


To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 1-800-435-4000, 24 hours a day, or write to the fund at P.O Box 3812, Englewood, CO 80155-3812. For TDD service call 1-800-345-2550, 24 hours a day.

The fund is a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                                              Page
                                                                                              ----
INVESTMENT OBJECTIVE, STRATEGY, SECURITIES,
RISKS AND LIMITATIONS...................................................................         2
MANAGEMENT OF THE FUND..................................................................        10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................................        19
INVESTMENT ADVISORY AND OTHER SERVICES..................................................        20
BROKERAGE ALLOCATION AND OTHER PRACTICES................................................        22
DESCRIPTION OF THE TRUST................................................................        23
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS........        24
TAXATION................................................................................        26
CALCULATION OF PERFORMANCE DATA.........................................................        28
APPENDIX................................................................................        30

        INVESTMENT OBJECTIVE, STRATEGY, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVE

Schwab Value Advantage Money Fund seeks maximum current income consistent with liquidity and stability of capital.

The fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the fund will achieve its objective. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund.

The fund operates as a money market fund and seeks to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940
Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of its investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The fund is also subject to strict diversification requirements under Rule 2a-7.


The following investment strategy, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.


                               INVESTMENT STRATEGY

Schwab Value Advantage Money Fund seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of the fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. The fund will limit its investments in each such industry to less than 25% of its net assets.

BANKERS' ACCEPTANCES are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consist of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the fund has identified each foreign country as a separate bank industry for purposes of the fund's concentration policy. The fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. However, the fund reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the fund has determined to be subject to the same regulation as U.S. banks).

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to the fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end, diversified investment management company. The fund is a diversified mutual fund. The fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit the fund from purchasing a security if more than 5% or 10% of the fund's total assets would be invested in the securities of a single issuer or guarantor, respectively. The regulation also allows the fund to invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING allows the fund to borrow money from and/or lend money to other funds in the Schwab complex (SchwabFunds(R)). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

LENDING of portfolio securities is a common practice in the securities industry. The fund will engage in security lending arrangements with the primary objective of increasing its income. For example, the fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees and are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. The fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.

Should a security's high-quality rating change after purchase by the fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS involve the fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the fund could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds may be issued under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional buyers, such as the fund, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors the fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the SchwabFunds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or SALLIE
MAE), and the Federal Home Loan Bank (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices and yields to fluctuate.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risk, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by the fund. In addition, the fund may exercise its demand rights only at certain times. The fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of the fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of the fund's outstanding voting shares.

THE FUND MAY NOT:

(1) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts the fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of the fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves the fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by the fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict the fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund's Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(6)      Invest more than 10% of its net assets in illiquid securities.

(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(8) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on illiquid securities, borrowing and futures and options contracts, any subsequent change in net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.

                             MANAGEMENT OF THE FUND


The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met 7 times during the most recent fiscal year.


Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent of the fund's investment adviser and the distributor.


The information is provided as of December 31, 2002. Each of the officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (the "fund complex"), which, as of December 31, 2002, included 45 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.


Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

                            POSITION(S)       TERM OF OFFICE    PRINCIPAL
                            WITH THE          AND LENGTH OF     OCCUPATIONS DURING
NAME AND DATE OF BIRTH      TRUST             TIME SERVED 1     THE PAST FIVE YEARS       OTHER DIRECTORSHIPS
                                    INDEPENDENT TRUSTEES

DONALD F. DORWARD           Trustee           Trustee of The    Chief Executive
September 23, 1931                            Charles Schwab    Officer, Dorward &
                                              Family of Funds   Associates
                                              since 1989.       (corporate
                                                                management,
                                                                marketing and
                                                                communications
                                                                consulting firm).
                                                                From 1996 to 1999,
                                                                Executive Vice
                                                                President and
                                                                Managing Director,
                                                                Grey Advertising.

ROBERT G. HOLMES            Trustee           Trustee of The    Chairman, Chief
May 15, 1931                                  Charles Schwab    Executive Officer
                                              Family of Funds   and Director,
                                              since 1989.       Semloh Financial,
                                                                Inc. (international
                                                                financial services
                                                                and investment
                                                                advisory firm).

DONALD R. STEPHENS          Trustee           Trustee of The    Managing Partner,
June 28, 1938                                 Charles Schwab    D.R. Stephens &
                                              Family of Funds   Company
                                              since 1989.       (investments).
                                                                Prior to 1996,
                                                                Chairman and Chief
                                                                Executive Officer
                                                                of North American
                                                                Trust (real estate
                                                                investment trust).


--------------------
1 Trustees remain in office until they resign, retire or are removed by a shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

MICHAEL W. WILSEY           Trustee           Trustee of The    Chairman and Chief
August 18, 1943                               Charles Schwab    Executive Officer,
                                              Family of Funds   Wilsey Bennett,
                                              since 1989.       Inc. (truck and air
                                                                transportation,
                                                                real estate
                                                                investment and
                                                                management, and
                                                                investments).

MARIANN BYERWALTER          Trustee           Trustee of The    Chairman of JDN           Ms. Byerwalter also
August 13, 1960                               Charles Schwab    Corporate Advisory        is on the Board of
                                              Family of Funds   LLC.  From 1996 to        Stanford University,
                                              since 2000.       2001, Ms.                 America First
                                                                Byerwalter was the        Companies, Omaha, NE
                                                                Vice President for        (venture capital/fund
                                                                Business Affairs          management), Redwood
                                                                and Chief Financial       Trust, Inc. (mortgage
                                                                Officer of Stanford       finance), Stanford
                                                                University and, in        Hospitals and
                                                                2001, Special             Clinics, SRI
                                                                Advisor to the            International
                                                                President of              (research),
                                                                Stanford                  LookSmart, Ltd. (an
                                                                University.               Internet
                                                                                          infrastructure
                                                                                          company), PMI Group,
                                                                                          Inc. (mortgage
                                                                                          insurance) and Lucile
                                                                                          Packard Children's
                                                                                          Hospital.

WILLIAM A. HASLER           Trustee           Trustee of The    Co-Chief Executive        Mr. Hasler also is on
November 22, 1941                             Charles Schwab    Officer, Aphton           the Board of
                                              Family of Funds   Corporation               Directors of
                                              since 2000.       (bio-pharmaceuticals).    Solectron Corporation
                                                                Prior to August           (manufacturing),
                                                                1998, Mr. Hasler          Tenera, Inc.

                                                                was Dean of the           (services and
                                                                Haas School of            software), Airlease
                                                                Business at the           Ltd. (aircraft
                                                                University of             leasing), Mission
                                                                California,               West Properties
                                                                Berkeley (higher          (commercial real
                                                                education).               estate) and Digital
                                                                                          Microwave Corporation
                                                                                          (a network equipment
                                                                                          corporation).

GERALD B. SMITH             Trustee           Trustee of The    Since 1990,               Mr. Smith is also on
September 28, 1950                            Charles Schwab    Chairman and Chief        the Board of Directors
                                              Family of Funds   Executive Officer         of Pennzoil-Quaker
                                              since 2000.       and founder of            State Company (oil and
                                                                Smith Graham & Co.        gas), Rorento N.V.
                                                                (investment               (investments -
                                                                advisors).                Netherlands) and
                                                                                          Cooper Industries
                                                                                          (electrical products,
                                                                                          tools and hardware),
                                                                                          and is a member of
                                                                                          the audit committee
                                                                                          of Northern Border
                                                                                          Partners, L.P.
                                                                                          (energy).

                                              INTERESTED TRUSTEES

CHARLES R. SCHWAB 2         Chairman          Chairman and      Chairman, Co-Chief        Director, U.S. Trust
July 29, 1937               and Trustee       Trustee of The    Executive Officer         Corporation, United
                                              Charles Schwab    and Director, The         States Trust Company
                                              Family of Funds   Charles Schwab            of New York; The Gap,
                                              since 1989.       Corporation; Chief        Inc. (a clothing
                                                                Executive Officer         retailer), Audiobase,
                                                                and Director,             Inc. (full-service
                                                                Schwab Holdings,          audio solutions for
                                                                Inc.; Chairman and        the Internet),
                                                                Director, Charles         Vodaphone AirTouch PLC
                                                                Schwab & Co.,             (a telecommunications
                                                                Inc., Charles             company), Siebel
                                                                Schwab                    Systems (a software


--------------------
2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                                Investment Management,    company) and Xign,
                                                                Inc.; Chairman,           Inc. (a developer of
                                                                Charles Schwab            electronic payment
                                                                Holdings (UK);            systems); Director
                                                                Chairman and Chief        until January 1999,
                                                                Executive Officer,        Schwab Retirement Plan
                                                                Schwab (SIS) Holdings,    Services, Inc., Mayer
                                                                Inc. I, Schwab            & Schweitzer, Inc. (a
                                                                International             securities brokerage
                                                                Holdings, Inc.            subsidiary of The
                                                                                          Charles Schwab
                                                                                          Corporation),
                                                                                          Performance
                                                                                          Technologies, Inc.
                                                                                          (technology company),
                                                                                          TrustMark, Inc.;
                                                                                          Director until July
                                                                                          2001, The Charles
                                                                                          Schwab Trust Company.

JOHN PHILIP COGHLAN 2       Trustee           Trustee of The    Vice Chairman and         Director, Performance
May 6, 1951                                   Charles Schwab    Executive Vice            Technologies, Inc.,
                                              Family of Funds   President, The            (technology company);
                                              since 2000.       Charles Schwab            Director, Charles
                                                                Corporation; Vice         Schwab Asset
                                                                Chairman and              Management (Ireland)
                                                                President -               Ltd. and Charles
                                                                Retail, Charles           Schwab Worldwide Funds
                                                                Schwab & Co.,             PLC until March 2002.
                                                                Inc.; Director,
                                                                Charles Schwab
                                                                Investment
                                                                Management, Inc.;
                                                                President, Chief
                                                                Executive Officer
                                                                and Director, The
                                                                Charles Schwab
                                                                Trust Company;
                                                                Chairman and
                                                                Director, Schwab
                                                                Retirement Plan


--------------------
2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                                Services, Inc.,
                                                                Schwab Retirement
                                                                Technologies, Inc.
                                                                (formerly
                                                                TrustMark, Inc.).
                                                                Prior to July
                                                                2002, Mr. Coghlan
                                                                was Vice Chairman
                                                                and Enterprise
                                                                President,
                                                                Retirement Plan
                                                                Services and
                                                                Services for
                                                                Investment
                                                                Managers, Charles
                                                                Schwab & Co., Inc.

JEFFREY M. LYONS 2          Trustee           Trustee of The    Executive Vice
February 22, 1955                             Charles Schwab    President, Asset
                                              Family of Funds   Management
                                              since 2002.       Products &
                                                                Services since
                                                                September 2001,
                                                                Charles Schwab &
                                                                Co., Inc.  Prior
                                                                to September 2001,
                                                                Mr. Lyons was
                                                                Executive Vice
                                                                President, Mutual
                                                                Funds, Charles
                                                                Schwab & Co., Inc.

                                                 OFFICERS

RANDALL W. MERK             President         Officer of The    President and
July 25, 1954               and Chief         Charles Schwab    Chief Executive
                            Executive         Family of Funds   Officer, Charles
                            Officer           since 2002.       Schwab Investment
                                                                Management, Inc.
                                                                and Executive Vice
                                                                President,


--------------------
2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                                Charles Schwab & Co.,
                                                                Inc.  Prior to
                                                                September 2002,
                                                                Mr. Merk was
                                                                President and
                                                                Chief Investment
                                                                Officer, American
                                                                Century Investment
                                                                Management, and
                                                                Director, American
                                                                Century Companies,
                                                                Inc. (June 2001 to
                                                                August 2002);
                                                                Chief Investment
                                                                Officer, Fixed
                                                                Income, American
                                                                Century Companies,
                                                                Inc. (January 1997
                                                                to June 2001).

TAI-CHIN TUNG               Treasurer and     Officer of The    Senior Vice               Director, Charles
March 7, 1951               Principal         Charles Schwab    President and             Schwab Asset
                            Financial         Family of Funds   Chief Financial           Management (Ireland)
                            Officer.          since 1996.       Officer, Charles          Limited and Charles
                                                                Schwab Investment         Schwab Worldwide Funds
                                                                Management, Inc.;         PLC.
                                                                Vice President,
                                                                The Charles Schwab
                                                                Trust Company.

STEPHEN B. WARD             Senior Vice       Officer of The    Director, Senior
April 5, 1955               President and     Charles Schwab    Vice President and
                            Chief             Family of Funds   Chief Investment
                            Investment        since 1991.       Officer, Charles
                            Officer.                            Schwab Investment
                                                                Management, Inc.;
                                                                Chief Investment
                                                                Officer, The

                                                                Charles Schwab
                                                                Trust Company.

KOJI E. FELTON              Secretary         Officer of The    Senior Vice
March 13, 1961                                Charles Schwab    President, Chief
                                              Family of Funds   Counsel and
                                              since 1998.       Assistant Corporate
                                                                Secretary, Charles
                                                                Schwab Investment
                                                                Management, Inc.
                                                                Prior to June 1998,
                                                                Mr. Felton was a
                                                                Branch Chief in
                                                                Enforcement at the
                                                                U.S. Securities and
                                                                Exchange Commission
                                                                in San Francisco.


The continuation of the fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the independent trustees), cast in person at a meeting called for the purpose of voting on such approval. Each year, the trustees call and hold a meeting to decide whether to renew the investment advisory agreement. In preparation for the meeting, the trustees request and review a wide variety of materials provided by the fund's investment adviser, as well as extensive data provided by third parties, and the independent trustees receive advice from counsel to the independent trustees.

At the May 22, 2002 meeting the trustees, including a majority of independent trustees, approved the fund's investment advisory and administration agreements (the Agreements) with CSIM based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the fund under the Agreements; (2) the fund's expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; (3) the fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates.

First, with respect to the nature and quality of the services provided by CSIM to the fund, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the fund. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.

Second, with respect to the fund's expenses under the Agreement, the trustees considered the fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to the fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The trustees also considered information about average expense ratios of funds in the fund's respective peer group and the effect of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

Third, with respect to fund performance, the trustees considered the fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the trustees considered both risk and shareholder risk expectations for the fund.

Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. The trustees also considered information about average expense ratios of fund in its peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the trustees, including all of the independent trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

                               TRUSTEE COMMITTEES

The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.

The trust has a Nominating Committee, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.


The following table provides trustee compensation information as of December 31, 2002. Unless otherwise stated, information is for the fund complex.

                                          ($)       Pension or Retirement                        ($)
                       Aggregate Compensation         Benefits Accrued as         Total Compensation
Name of Trustee                 From the Fund       Part of Fund Expenses          from Fund Complex
----------------------------------------------------------------------------------------------------
Charles R. Schwab                           0                         N/A                          0

Jeremiah H. Chafkin                         0                         N/A                          0

John Philip Coghlan                         0                         N/A                          0

Mariann Byerwalter                    $21,397                         N/A                   $152,275

Donald F. Dorward                     $21,454                         N/A                   $153,275

William A. Hasler                     $21,454                         N/A                   $153,275

Robert G. Holmes                      $21,454                         N/A                   $153,275

Gerald B. Smith                       $21,397                         N/A                   $152,275

Donald R. Stephens                    $21,397                         N/A                   $152,275

Michael W. Wilsey                     $20,706                         N/A                   $147,550



The following chart provides each trustee's equity ownership of the fund and ownership of funds in the fund complex as of December 31, 2002.



                              Dollar Range of Trustee         Aggregate Dollar Range Of Trustee
Name of Trustee                 Ownership of the Fund             Ownership In the Fund Complex
Charles R. Schwab                       Over $100,000                             Over $100,000

Jeremiah H. Chafkin                              None                             Over $100,000

John Philip Coghlan                              None                             Over $100,000

Mariann Byerwalter                               None                          $50,001-$100,000

Donald F. Dorward                     $10,001-$50,000                             Over $100,000

William A. Hasler                                None                          $50,001-$100,000

Robert G. Holmes                        Over $100,000                             Over $100,000

Gerald B. Smith                                  None                             Over $100,000

Donald R. Stephens                   $50,000-$100,000                             Over $100,000

Michael W. Wilsey                       Over $100,000                             Over $100,000

                           DEFERRED COMPENSATION PLAN

Independent trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.


                                 CODE OF ETHICS



The fund, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 11, 2002, the officers and trustees of the trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of the fund.



As of February 11, 2002, KFFP II, a California Limited Partnership, 259 University Avenue, Palo Alto, CA owned, of record or beneficially, 9.57% of the Institutional Shares class.


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on the fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion but not exceeding $40 billion - 0.30%
More than $40 billion - 0.27%

For the period between April 30, 1999 and June 1, 2001, for its advisory services to the fund, the investment adviser was entitled to receive a graduated annual fee payable monthly based on the fund's average daily net assets of 0.38% of the first $1 billion, 0.35% over $1 billion but not exceeding $10 billion, 0.32% over $10 billion but not exceeding $20 billion, and 0.30% of such assets over $20 billion.





For the fiscal years ended December 31, 2000, 2001, and 2002, the fund paid investment advisory fees of $41,196,000 (fees were reduced by $61,859,000), $58,666,000 (fees were reduced by $80,933,000), and $93,535,000 (fees were reduced by $39,489,000), respectively.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2004, the total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares(R) classes of the Schwab Value Advantage Money Fund will not exceed 0.24% and 0.35% of average daily net assets, respectively. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, and taxes nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage a third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with the fund, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.05% of average daily net assets. For the services performed as shareholder services agent under its contract with the fund, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.17% of average daily net assets.


                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19153 serves as custodian for the fund and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountant maintains all books and records related to the fund's transactions.

                             INDEPENDENT ACCOUNTANTS

The fund's independent accountants, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and the fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105.

                                 OTHER EXPENSES

The fund pays other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of the fund's relative net assets at the time the expense is incurred.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the fund's portfolio turnover rate for reporting purposes is expected to be near zero.

                             PORTFOLIO TRANSACTIONS







The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund invests are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and underwriting commissions.



The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.



The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.



The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.



The fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.



The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the fund to trade directly with other institutional holders. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.



In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                            DESCRIPTION OF THE TRUST

The fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund's share classes. Each class' minimum initial investment, minimum additional investment and minimum balance requirements are set forth in the prospectuses. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The fund may hold special meetings of shareholders, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION, AND PRICING OF SHARES
                      AND DELIVERY OF SHAREHOLDER DOCUMENTS

                   PURCHASING AND REDEEMING SHARES OF THE FUND


The fund is open for business each day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2003: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans' Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the fund reserves the right to advance the time by which purchase, redemption and exchange orders must be received on that day.


As long as the fund or Schwab follows reasonable procedures to confirm that your telephone or electronic order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or electronic order, providing written confirmation of telephone or electronic orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.


The Schwab Value Advantage Money Fund offers three classes of shares, Select Shares(R), Institutional Shares and Investor Shares, which invest in the same portfolio of securities, but which have different minimum investment requirements and different expenses. This SAI relates only to Select Shares and Institutional Shares, which offer lower operating expense ratios than the Investor Shares, in return for higher minimums as specified in the prospectus.


                          EXCHANGING SHARES OF THE FUND

Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund(R) or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


The fund and Schwab reserve certain rights with regard to exchanging shares of the fund. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


                                PRICING OF SHARES


The fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the fund's investments at amortized cost with market values. When determining market values for portfolio securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available or the investment manager deems them to be unrealiable, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If the fund's NAV calculated using market values declined, or was expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the fund's $1.00 (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing the fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar/ year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.

On each business day that the NAV of the fund is determined, the fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. Dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. The fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

The fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to the fund. If the fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. The fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The fund does not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by the fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund may engage in investment techniques that may alter the timing and character of its income. The fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.


The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who: (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                         CALCULATION OF PERFORMANCE DATA


The fund's seven-day yields based on the seven days ended December 31, 2001, are stated below for the Investor Shares and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent. The Investor Shares are not offered in this SAI. Because the Institutional Shares and Select Shares of the fund, which are offered in this SAI, invest in the same portfolio of securities, performance data for the class will be substantially similar to those of

Investor Shares. Performance will be different only to the extent that the Institutional Shares and Select Shares have lower expenses.



                     Seven-Day Yield as of December 31, 2002



Schwab Value Advantage Money Fund -
Investor Shares                              1.17%



The fund's effective seven-day yields based on the seven days ended December 31, 2002 are stated below for the Investor Shares and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Portfolio Return + 1)(356/7)] -1 with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                Seven-Day Effective Yield as of December 31, 2002



Schwab Value Advantage Money Fund -
Investor Shares                              1.18%



The fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 2002.


The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23.      Financial Statements and Exhibits.

    (b)       Exhibits

    (a)       Articles of      Amended and Restated Agreement and Declaration of
              Incorporation    Trust, dated May 9, 1995, is incorporated by
                               reference to Exhibit (1), File No. 811-5954 of
                               Post-Effective Amendment No. 33 to Registrant's
                               Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

    (b)       By-laws          Amended and Restated By-Laws are incorporated by
                               reference to Exhibit (2), File No. 811-5954 of
                               Post-Effective Amendment No. 23 to Registrant's
                               Registration Statement on Form N-1A, was electronically filed on March 29, 1996.

    (c)       Instruments         (i)   Article III, Sections 4 and 5; Article
              Defining                  IV, Section 1; Article V; Article VI,
              Rights of                 Section 2; Article VIII, Section 4; and
              Shareholders              Article IX, Sections 1, 4 and 7 of the
                                        Agreement and Declaration of Trust are
                                        incorporated by reference to Exhibit
                                        (1), File 811-5954 above.

                                 (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit
                                        (2), File 811-5954 above.

    (d)       Investment          (i)   Investment Advisory and Administration
              Advisory                  Agreement between Registrant and Charles
              Contracts                 Schwab Investment Management, Inc. (the
                                        "Investment Adviser") with respect to
                                        Schwab Money Market Fund, Schwab
                                        Government Money Fund and Schwab
                                        Municipal Money Fund, dated April 30,
                                        1999, is incorporated herein by
                                        reference to Exhibit (d) (i), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        37 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on April 27, 1999.

                                 (ii)   Schedule A to the Investment Advisory
                                        and Administration Agreement between
                                        Registrant and the Investment Adviser
                                        with respect to Schwab Money Market
                                        Fund, Schwab Government Money Fund and
                                        Schwab Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit 5(b), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement of
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                                (iii) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, is incorporated herein by reference to
                                        Exhibit 5(c), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                                 (iv) Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1997.

                                  (v)   Form of Schedule A to the Investment
                                        Advisory and Administration Agreement
                                        between Registrant and the Investment
                                        Adviser dated June 15, 1994, is
                                        incorporated herein by reference to
                                        Exhibit (5)(f), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                                 (vi)   Schedule B to the Investment Advisory
                                        and Administration Agreement between
                                        Registrant and the Investment Adviser,
                                        dated June 15, 1994, is incorporated
                                        herein by reference to Exhibit (d)(vi)
                                        to File No. 811-5954 of Post-Effective
                                        Amendment No. 37 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on April 27, 1999.

                                (vii) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab
                                        Institutional Advantage Money
                                        Fund,(R) Schwab Retirement Money
                                        Fund,(R) and Schwab New York Municipal
                                        Money Fund, dated June 15, 1994, is
                                        incorporated herein by reference to
                                        Exhibit (5)(g), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement of
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.


                               (viii) Form of Schedule D to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(viii) to File No. 811-5954 of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2001.

    (e)       Underwriting        (i)   Distribution Agreement between
              Contracts                 Registrant and Charles Schwab & Co.,
                                        Inc. ("Schwab"), dated June 15, 1994, is incorporated herein by reference to
                                        Exhibit (6)(a), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                                 (ii) Schedule A to the Distribution Agreement between Registrant and Schwab is incorporated herein by reference to Exhibit (e)(ii) to File No. 811-5954 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 1999.

    (f)       Bonus or                  Inapplicable.
              Profit Sharing
              Contracts

    (g)       Custodian           (i)   Custodian Services Agreement between
              Agreements                Registrant and PFPC Trust Company dated
                                        May 22, 2002, is incorporated herein by
                                        reference to Exhibit (g)(i), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.

                                 (ii)   Accounting Services Agreement between
                                        Registrant and PFPC Inc. dated May 22,
                                        2002, is incorporated herein by
                                        reference to Exhibit (g)(ii), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.

                                (iii)   Foreign Custody Agreement between
                                        Registrant and Schwab dated May 22,
                                        2002, is incorporated herein by
                                        reference to Exhibit (a)(iii), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.

                                 (iv)   Amended and Restated Transfer Agency
                                        Agreement and Schedule B between
                                        Registrant and Schwab dated June 5,
                                        1995, is incorporated herein by
                                        reference to Exhibit (8)(e), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed February 14, 1998.


                                  (v) Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement is electronically filed herein as Exhibit (g)(v), File No. 811-5954.

                                 (vi)   Shareholder Service Agreement between
                                        Registrant and Schwab, dated May 1,
                                        1993, is incorporated herein by
                                        reference to Exhibit (8)(h), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.



                                (vii) Schedule B to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(h) above is incorporated herein by reference to Exhibit (8)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (viii) Schedules A and C to the Shareholder Service Agreement are electronically filed herein as Exhibit (g)(viii), File No. 811-5954.



    (h)       Other Material            Inapplicable.
              Contracts



    (i)       Legal Opinion             Opinion of Counsel electronically filed
                                        herewith as Exhibit(i).



    (j)       Other Opinion             Inapplicable.



    (k)       Omitted                   Inapplicable.
              Financial
              Statements



    (l)       Initial             (i)   Purchase Agreement between Registrant
              Capital                   and Schwab relating to the Schwab U.S.
              Agreements                Treasury Money Fund is incorporated
                                        herein by reference to Exhibit (13)(a),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 33 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on February 14,
                                        1998.



                                 (ii)   Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab Value
                                        Advantage Money Fund is incorporated
                                        herein by reference to Exhibit (13)(b),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 33 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                                (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated herein by reference to Exhibit (13)(c), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                                 (iv)   Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab New
                                        York Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(d), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                  (v)   Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Municipal Money Fund-Value Advantage
                                        Shares is incorporated herein by
                                        reference to Exhibit (13)(e), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.



                                 (vi)   Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        California Municipal Money Fund-Value
                                        Advantage Shares is incorporated herein
                                        by reference to Exhibit (13)(f), File
                                        No. 811-5954 of Post-Effective Amendment
                                        No. 33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.



                                (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g), File No. 811-5954 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund is incorporated herein by reference to Exhibit (13)(h), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.



                                 (ix)   Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab New
                                        Jersey Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                                  (x)   Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Pennsylvania Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(j), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                 (xi)   Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Florida Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(k), File No. 811-5954 of
                                        Post-Effective Amendment No. 36 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1999.



                                (xii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Institutional Shares is incorporated herein by reference to Exhibit (l)(xii), File No. 811-5954 of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                               (xiii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Select Shares(R) is incorporated by reference to Exhibit
                                        (l)(xiii), File No. 811-5954, of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A was electronically filed on
                                        February 24, 2003.



                                (xiv) Purchase Agreement between Registrant and Schwab relating to Schwab Value Advantage Money Fund-Select Shares is electronically filed herein as Exhibit
                                        (l)(xiv), File No. 811-5954






    (m)       Rule 12-b1                Inapplicable
              Plan

    (n)       Financial                 Inapplicable
              Data
              Schedules


    (o)       Rule 18f-3          (i)   Amended and Restated Multiple Class Plan
              Plan                      and Schedule A is electronically filed
                                        herewith as Exhibit (o)(i).

    (p)       Power of            (i)   Power of Attorney executed by Mariann
              Attorney                  Byerwalter, September 4, 2002, is
                                        incorporated herein by reference to
                                        Exhibit (p)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2002.

                                 (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                (iii) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                 (iv) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                  (v) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                 (vi) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                (vii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (viii) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                 (ix)   Power of Attorney executed by John
                                        Coghlan, September 4, 2002, is
                                        incorporated herein by reference to
                                        Exhibit (p)(ix), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2002.

                                  (x) Power of Attorney executed by Randall W. Merk, September 4, 2002, is incorporated herein by reference to Exhibit (p)(x), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                 (xi) Power of Attorney executed by Jeffrey M. Lyons, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                                (xii)   Certificate of Assistant Secretary
                                        executed by Alice L. Schulman, August
                                        20, 2001, is incorporated herein by
                                        reference to Exhibit (p) (xii) to File
                                        No. 811-5954 of Post-Effective Amendment
                                        No. 41 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on November 15,
                                        2001.

Item 24.      Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.      Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee

                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
John Philip Coghlan              Charles Schwab & Co., Inc.                        Vice Chairman and President -
Trustee                                                                            Retail. Prior to July 2002, Mr.
                                                                                   Coghlan was Vice Chairman and
                                                                                   Enterprise President - Retirement
                                                                                   Plan Services and Services for
                                                                                   Investment Managers.

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Director

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Technologies, Inc.              Chairman and Director
                                 (formerly TrustMark, Inc.)

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Performance Technologies, Inc.                    Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director until March 2002

                                 Charles Schwab Worldwide Funds PLC                Director until March 2002

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President. Prior
President and Chief Executive                                                      to September 2002, Mr. Merk was
Officer                                                                            President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Business Strategy

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman - Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Smaller Portfolio Investors &
                                                                                   Core Initiative

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Institutional and
                                                                                   International

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer

                                 The Charles Schwab Trust Company                  Chief Investment Officer

Item 27.      Principal Underwriters.

              (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

              (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

              (c) Not applicable.

Item 28.      Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).

Item 29.      Management Services.

Not applicable.

Item 30.      Undertakings.

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 48 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 24th day of February, 2003.

                              CHARLES SCHWAB FAMILY OF FUNDS
                              Registrant

                              Charles R. Schwab*
                              ---------------------------------------
                              Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 24th day of February, 2003.

Signature                           Title
---------                           ------
Charles R. Schwab*                  Chairman and Trustee
---------------------------------
Charles R. Schwab

Randall W. Merk*                    President and Chief Executive Officer
---------------------------------
Randall W. Merk

John Philip Coghlan*                Trustee
---------------------------------
John Philip Coghlan

Jeff Lyons*                         Trustee
---------------------------------
Jeff Lyons

Mariann Byerwalter*                 Trustee
---------------------------------
Mariann Byerwalter

Donald F. Dorward*                  Trustee
---------------------------------
Donald F. Dorward

William A. Hasler*                  Trustee
---------------------------------
William A. Hasler

Robert G. Holmes*                   Trustee
---------------------------------
Robert G. Holmes

Gerald B. Smith*                    Trustee
---------------------------------
Gerald B. Smith

Donald R. Stephens*                 Trustee
---------------------------------
Donald R. Stephens

Michael W. Wilsey*                  Trustee
---------------------------------
Michael W. Wilsey

Tai-Chin Tung*                      Treasurer and Principal Financial Officer
---------------------------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
   ----------------------------------
   Timothy W. Levin, Attorney-in-Fact
   Pursuant to Power of Attorney

                                  EXHIBIT INDEX



EXH. NO.          DOCUMENT
--------          --------
(g)(v)            Transfer Agency Agreement Schedules

(g)(viii)         Shareholder Service Agreement Schedules

(l)(xiv)          Purchase Agreement

(i)               Opinion of Counsel

(o)               Multiple Class Plan